Employee benefits (Details 3) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Employee benefits [Line Items]
Plan assets at fair value as at January 1	$ 259,245	$ 267,535	$ 286,881
Transfer of assets to fund defined contribution benefit plan	(38,327)	(10,664)	(25,600)
Benefits paid by the plan	(16,772)	(17,049)	(9,457)
Expected return on plan assets	23,244	23,342	25,650
Actuarial losses in other comprehensive income	(30,136)	(3,919)	(9,939)
Fair value of plan assets as at December 31	$ 197,254	$ 259,245	$ 267,535